Land Use Rights, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY	Apr. 01, 2011 USD ($)	Jun. 30, 2012 Use Rights [Member] USD ($)	Jun. 30, 2012 Use Rights [Member] CNY	Dec. 31, 2011 Use Rights [Member] CNY	Apr. 01, 2011 Use Rights [Member] CNY
Land use rights, at cost				$ 2,985	$ 3,039	19,308	0	19,308
Less: accumulated amortization	(25,801)	(163,916)	(151,268)		(20)	(131)	0
Land use rights, net					$ 3,019	19,177	0